INCOME TAX (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAX
Schedule of provisions for income tax
	For the nine months ended September 30, 2021	For the nine months ended September 30, 2020

Income tax (benefits) at 25%	$(283,317)	$(107,525)
Net loss of Platinum	73,807	-
Increase in valuation allowance	212,405	107,525
Other	105	-
Provision for income taxes	$—	$—

	For the year ended December 31, 2020	For the year ended December 31, 2019

Income tax (benefits) at 25%	$(177,950)	$(57,798)
Net loss of Platinum	28,522	-
Increase in valuation allowance	149,428	57,798
Provision for income taxes	$—	$—

Schedule of deferred tax assets
	September 30, 2021	December 31, 2020

Net operating losses carry forward	$419,632	$207,227
Valuation allowance	(419,632)	(207,227)
Deferred tax assets, net	$—	$—

	December 31, 2020	December 31, 2019

Net operating losses carry forward	$207,227	$57,798
Valuation allowance	(207,227)	(57,798)
Deferred tax assets, net	$—	$—